Balance Sheet Components - Other Noncurrent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Tax receivable agreement	$ 170,067	$ 288,146
Pension and other postretirement benefits	115,114	123,002
Deferred revenue	99,044	77,260
Other	95,960	78,951
Other noncurrent liabilities	$ 480,185	$ 567,359